UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F
                               FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment :        [ ]; Amendment Number: ___

This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings holdings.

Institutional Investment Manager Filing this Report:

Name:    Hoplite Capital Management, LLC
Address: 810 Seventh Avenue, 34th Floor
         New York, New York 10019

Form 13F File Number: 028-10749

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   John T. Lykouretzos
Title:  Managing Member
Phone:  212-849-6700

Signature, Place, and Date of Signing:

/s/ John T. Lykouretzos             New York, New York         November 16, 2009
---------------------------         ------------------         -----------------
[Signature]                           [City, State]                 [Date]
Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      2

Form 13F Information Table Entry Total: 30

Form 13F Information Table Value Total: 1,829,141
                                        -----------
                                        (thousands)


List of Other Included Managers:

      Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this Form 13F report is filed, other than the manager filing this report.

No.     Form 13F Filer Number         Name

1.      028-11651                     Hoplite Partners, L.P.
2.      028-11652                     Hoplite Offshore Fund, Ltd.

                13F Information Table: (09/30/09) Hoplite Capital

COLUMN 1                       COLUMN  2    COLUMN 3     COLUMN 4        COLUMN 5        COLUMN 6    COLUMN 7         COLUMN 8

                               TITLE                      VALUE     SHRS OR   SH/ PUT/   INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                OF CLASS      CUSIP       (X$1000)    PRN AMT   PRN CALL   DISCRETION  MANAGERS  SOLE    SHARED   NONE
ADVANCE AUTO PARTS INC        COM           00751Y106    $  126,567  3,222,180 SH         SHARED       1,2     -      3,222,180
AMERICAN INTL GROUP, INC.     COM NEW       026874784    $   33,083    750,000 SH  PUT    SHARED       1,2     -        750,000
ANADARKO PETE CORP            COM           032511107    $   48,364    771,000 SH         SHARED       1,2     -        771,000
BERKSHIRE HATHAWAY INC DEL    CL A          084670108    $      202          2 SH         SHARED       1,2     -              2
CARMAX INC                    COM           143130102    $   76,761  3,672,758 SH         SHARED       1,2            3,672,758
CB RICHARD ELLIS GROUP INC    CL A          12497T101    $   13,478  1,148,000 SH         SHARED       1,2     -      1,148,000
CIGNA CORP                    COM           125509109    $  135,563  4,826,000 SH         SHARED       1,2     -      4,826,000
CSX CORP                      COM           126408103    $   62,916  1,503,000 SH         SHARED       1,2     -      1,503,000
EBAY INC.                     COM           278642103    $   30,374  1,287,000 SH         SHARED       1,2     -      1,287,000
EXPEDIA, INC DEL              COM           30212P105    $   60,867  2,541,415 SH         SHARED       1,2     -      2,541,415
GOLDMAN SACHS GROUP INC       COM           38141G104    $   21,753    118,000 SH         SHARED       1,2     -        118,000
GOOGLE, INC                   COM           38259P508    $   65,861    132,825 SH         SHARED       1,2     -        132,825
INVESCO LTD                   SHS           G491BT108    $   93,428  4,104,900 SH         SHARED       1,2     -      4,104,900
JANUS CAP GROUP INC           COM           47102X105    $   24,787  1,748,000 SH         SHARED       1,2     -      1,748,000
JPMORGAN CHASE & CO           COM           46625H100    $   97,105  2,216,000 SH         SHARED       1,2     -      2,216,000
LOUISIANA-PAC CORP            COM           546347105    $   20,010  3,000,000 SH         SHARED       1,2     -      3,000,000
MASTERCARD INC                CL A          57636Q104    $   49,133    243,050 SH         SHARED       1,2     -        243,050
NRG ENERGY INC                COM NEW       629377508    $   29,741  1,055,000 SH         SHARED       1,2            1,055,000
N V R INC                     COM           62944T105    $   87,558    137,374 SH         SHARED       1,2     -        137,374
NEWELL RUBBERMAID INC         COM           651229106    $  117,157  7,467,000 SH         SHARED       1,2     -      7,467,000
PLAINS EXPL& PRODTN CO        COM           726505100    $  101,355  3,664,320 SH         SHARED       1,2            3,664,320
POPULAR, INC                  COM           733174106    $   37,854 13,376,000 SH         SHARED       1,2     -     13,376,000
RYLAND GROUP, INC             COM           783764103    $   17,320    822,000 SH         SHARED       1,2     -        822,000
SBA COMMUNICATIONS CORP       COM           78388J106    $   72,700  2,689,622 SH         SHARED       1,2            2,689,622
SHERWIN WILLIAMS CO           COM           824348106    $   99,407  1,652,378 SH         SHARED       1,2            1,652,378
SUNCOR ENERGY INC NEW         COM           867224107    $   16,002    463,000 SH         SHARED       1,2     -        463,000
TARGET CORP                   COM           87612E106    $   54,340  1,164,100 SH         SHARED       1,2            1,164,100
TEREX CORP NEW                COM           880779103    $   66,715  3,218,263 SH         SHARED       1,2     -      3,218,263
VALERO ENERGY CORP NEW        COM           91913Y100    $   22,938  1,183,000 SH         SHARED       1,2     -      1,183,000
VISA INC                      COM CL A      92826C839    $  145,802  2,109,700 SH         SHARED       1,2     -      2,109,700

                                                         $1,829,141